Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0	$ 0
Basic and diluted	2,949,593,963	353,052,392	2,485,386,364	246,224,350	546,098,201	86,018,507